Subsequent Events Securities Sold Subsequent Event Disclosures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Subsequent Event, Description	$ 789,306	$ 787,851	$ 178,067
Gain on Sale of Investment Securities	703,748	1,886,081	436,871
Repayments of Federal Home Loan Bank Borrowings	17,900,000	15,000,000	5,000,000
Gains (Losses) on Sales of Other Real Estate	$ 841,221	$ 227,053	$ 303,440